Segment Information - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Prior period reclassification adjustment		$ 12
Selling, general, and administrative expense
Segment Reporting Information [Line Items]
Prior period reclassification adjustment	$ 21		$ 88	$ 91	$ 81